Employee Benefits- Summary of Expenses for Bank's Defined Contribution Plans (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of defined contribution plans [line items]
Defined Contribution Plan Expenses	$ 129	$ 106	$ 419	$ 377
Defined Contribution Plans [member]
Disclosure of defined contribution plans [line items]
Defined Contribution Plan Expenses	44	35	129	113
Government pension plans [member]
Disclosure of defined contribution plans [line items]
Defined Contribution Plan Expenses	$ 85	$ 71	$ 290	$ 264